EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation expense summary (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 17,135,991	$ 13,433,489
Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	4,588,165	2,551,044
Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	989,228	1,699,072
Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,890,499	3,372,419
Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	426,852	1,433,508
Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,733,947	1,836,835
Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,350,106
Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	670,970	470,505
Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,172,743	93,393
Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	643,720	975,809
Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	438,682	819,970
Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	231,079	180,934
DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,772,777	4,185,158
DeLamar deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	494,921	1,065,358
DeLamar deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	989,228	1,022,294
DeLamar deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	322,283	1,266,753
DeLamar deposit [Member] | Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	426,852	526,235
DeLamar deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	160,783
DeLamar deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
DeLamar deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	217,565	143,735
DeLamar deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
DeLamar deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	321,928	0
DeLamar deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
DeLamar deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	5,574,637	4,414,484
Florida Mountain deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,099,244	842,744
Florida Mountain deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	363,115
Florida Mountain deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,603,329	2,105,666
Florida Mountain deposit [Member] | Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	907,273
Florida Mountain deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	431,619	138,783
Florida Mountain deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Florida Mountain deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	118,653	56,903
Florida Mountain deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Florida Mountain deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	321,792	0
Florida Mountain deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Florida Mountain deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,599,285
War Eagle deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	994,000
War Eagle deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	599,212
War Eagle deposit [Member] | Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	6,073
War Eagle deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other deposits [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	945,100	1,298,092
Other deposits [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	642,942
Other deposits [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	313,663
Other deposits [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	365,675	0
Other deposits [Member] | Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	544,294	323,625
Other deposits [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other deposits [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	35,131	17,862
Other deposits [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Joint expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	6,244,192	3,535,755
Joint expenses [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Joint expenses [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Joint expenses [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Joint expenses [Member] | Metallurgical drilling - other drilling labour & related costs[Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Joint expenses [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,758,034	1,213,644
Joint expenses [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,350,106
Joint expenses [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	293,548	252,005
Joint expenses [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,172,743	93,393
Joint expenses [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	975,809
Joint expenses [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	438,682	819,970
Joint expenses [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 231,079	$ 180,934